Expense Example - iShares Future AI Beneficiaries ETF - iShares Future AI Beneficiaries ETF	Sep. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128